Delinquent Section 16(a) Reports

Section 30(h) of the 1940 Act and Section 16(a) of the 1934 Act require the Fund’s officers and directors, investment adviser and any sub-adviser, certain persons affiliated with the adviser and any sub-adviser, and persons who beneficially own more than 10% of a registered class of the Fund’s equity securities to file forms reporting their affiliation with the Fund and reports of ownership and changes of ownership with the SEC and NYSE, as applicable. These persons and entities are required to furnish the Fund with copies of all Section 16(a) forms they file. Based solely upon a review of copies of such forms received by the Fund and certain written representations, the Fund believes to best of its knowledge that during its last fiscal year, all such filing requirements applicable to its officers and directors, investment adviser and any sub-adviser, and affiliated persons of the adviser and any sub-adviser were met, except that the following statement of changes in beneficial ownership on Form 4 for the listed person was filed late: Patrick Galley (two filings, four transactions). To the knowledge of the Fund, no stockholder of the Fund has filed under Section 16(a) as an owner of more than 10% of a registered class of the Fund’s equity securities.